Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Interim Financial Reporting [Abstract]
Dividends to the parent company

Dividends to the parent company
	2022		2021		2020
	£ per share	£m	£ per share	£m	£ per share	£m
Dividends paid on ordinary shares
In respect of previous year:
Previous year:	—	—	—	—
– first special dividend			—	—
In respect of current year:
Current year:	—	—	—	—
– first special dividend[1]	1.067	850
– second special dividend	—	—	—	—
Total	1.067	850	—	—
Dividends on preference shares classified as equity
Dividend on HSBC Bank plc non-cumulative third dollar preference shares[2]	0.001	—	0.001	—	1.47	51
Total	0.001	—	0.001	—	1.47	51
Total coupons on capital securities classified as equity	—	202	—	194	0	212
Dividends to parent	—	1,052	—	194	0	263
1 Special dividend declared/paid on CET1 capital in 2022.
2 In 2021, the liquidation value of USD third dollar preference shares reduced to $0.01 per share.

Total coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
		2022	2021	2020
	First call date	£m	£m	£m
Undated Subordinated additional Tier 1 instruments
Undated Subordinated Resettable Additional Tier 1 instrument 2015	Dec 2020	87	84	103
Undated Subordinated Resettable Additional Tier 1 instrument 2016	Jan 2022	11	12	11
Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	28	10	10
Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	10	28	28
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	24	24	24
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	8	7	8
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Dec 2024	20	20	20
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Jan 2025	8	9	8
Undated Subordinated Resettable Additional Tier 1 instrument 2022	Mar 2027	6	—	—
Total		202	194	212